UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22715
Guggenheim Credit Allocation Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31
Date of reporting period: December 1, 2016 – February 28, 2017

Item 1.   Schedule of Investments.
Attached hereto.

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 2.0%
Energy - 1.1%
SandRidge Energy, Inc.*,1	58,927	$1,104,882
Titan Energy LLC*,1	27,133	576,577
Total Energy		1,681,459
Technology - 0.6%
Aspect Software Parent, Inc.*,†††,2	57,610	862,445
Qlik Technologies, Inc. A*,†††,1,2	56	55,840
Qlik Technologies, Inc. B*,†††,1,2	13,812	564
Total Technology		918,849
Industrial - 0.3%
Sparta Holding Corp, Class A*,†††,1,2	228	283,770
Sparta Holding Corp, Class B*,†††,1,2	94,522	126,376
Ursa Insulation B.V.*,†††,2	5,282	-
Total Industrial		410,146
Consumer, Non-cyclical - 0.0%**
Targus Group International Equity, Inc.*,†††,2	33,098	48,323
*,2	–	–
Basic Materials - 0.0%**
Mirabela Nickel Ltd.*,†††,1,2	4,839,202	371
Total Common Stocks
(Cost $6,856,096)		3,059,148
PREFERRED STOCKS† - 3.4%
Financial - 2.2%
Bank of America Corp., Series X
6.25%*,1,3,4	1,150,000	1,230,615
Citigroup, Inc., Series M
6.30%*,1,3,4	1,100,000	1,161,875
PNC Financial Services Group, Inc.
5.00%*,1,3,4	550,000	552,063
M&T Bank Corp.
5.13%*,1,3,4	450,000	447,750
Total Financial		3,392,303
Industrial - 1.2%
Seaspan Corp.
6.38%[1]	76,500	1,944,630
Total Preferred Stocks
(Cost $5,144,758)		5,336,933
WARRANTS†† - 0.0%**
Comstock Resources, Inc.,
09/06/18[1]	6,119	57,274
Total Warrants
(Cost $49,782)		57,274
EXCHANGE-TRADED FUNDS† - 1.6%
SPDR Bloomberg Barclays High Yield Bond ETF	65,000	2,419,300
Total Exchange-Traded Funds
(Cost $2,359,168)		2,419,300
SHORT TERM INVESTMENTS† - 1.8%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.39%[5]	2,786,181	2,786,181
Total Short Term Investments
(Cost $2,786,181)		2,786,181

	Face
	Amount~	Value
CORPORATE BONDS†† - 75.9%
Energy - 15.8%
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21[1,7]	4,000,000	$ 4,080,000
CONSOL Energy, Inc.
8.00% due 04/01/23[1]	2,500,000	2,606,250
Comstock Resources, Inc.
10.00% due 03/15/20[1,6]	2,225,000	2,302,874
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 02/15/25[1,7]	1,100,000	1,072,500
9.38% due 05/01/20[1]	500,000	488,750
6.38% due 06/15/23[1]	400,000	333,000
Unit Corp.
6.63% due 05/15/21[1]	1,800,000	1,795,500
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[1,8]	2,200,000	1,573,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20[1]	1,200,000	1,234,500
6.25% due 04/01/23[1]	50,000	51,875
Halcon Resources Corp.
8.63% due 02/01/20[1,7]	1,175,000	1,229,403
FTS International, Inc.
8.46% due 06/15/20[1,3,7]	1,100,000	1,133,000
Keane Group Holdings LLC
12.00% due 08/08/19†††,1,2	1,110,000	1,121,100
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25[1,7]	1,000,000	1,057,500
QEP Resources, Inc.
6.88% due 03/01/21[1]	700,000	740,250
Gibson Energy, Inc.
6.75% due 07/15/21[1,7]	650,000	674,375
Alta Mesa Holdings Limited Partnership / Alta Mesa Finance Services Corp.
7.88% due 12/15/24[1,7]	525,000	555,188
Whiting Petroleum Corp.
5.75% due 03/15/21	550,000	547,250
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21[1]	750,000	545,160
Pattern Energy Group, Inc.
5.88% due 02/01/24[1,7]	500,000	513,125
Approach Resources, Inc.
7.00% due 06/15/21[1]	345,000	303,600
TerraForm Power Operating LLC
6.13% due 06/15/25[7,9]	250,000	262,500
Trinidad Drilling Ltd.
6.63% due 02/15/25[7]	200,000	206,000

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 75.9% (continued)
Energy - 15.8% (continued)
Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.
6.13% due 03/01/22[1]	150,000	$155,063
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[1,8,10]	825,233	94,902
Total Energy		24,676,665
Communications - 13.0%
MDC Partners, Inc.
6.50% due 05/01/24[1,7]	3,600,000	3,478,500
DISH DBS Corp.
5.88% due 11/15/24[1]	2,300,000	2,449,500
7.75% due 07/01/26[1]	850,000	994,500
SFR Group S.A.
7.38% due 05/01/26[1,7]	2,600,000	2,694,250
Sprint Communications, Inc.
9.00% due 11/15/18[7]	2,200,000	2,406,250
Cengage Learning, Inc.
9.50% due 06/15/24[1,7]	2,225,000	2,002,500
CSC Holdings LLC
5.25% due 06/01/24[1]	1,350,000	1,358,438
6.75% due 11/15/21[1]	400,000	439,000
Virgin Media Secured Finance plc
5.00% due 04/15/27	1,000,000 GBP	1,254,669
EIG Investors Corp.
10.88% due 02/01/24[1]	1,100,000	1,149,500
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[1,7]	950,000	931,000
Comcast Corp.
3.20% due 07/15/36[1]	700,000	626,327
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[1,7]	400,000	431,000
Total Communications		20,215,434
Financial - 11.3%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[1,7]	2,100,000	2,136,749
7.50% due 04/15/21[1,7]	1,100,000	1,113,750
6.88% due 04/15/22[1,7]	200,000	194,500
NFP Corp.
9.00% due 07/15/21[1,7]	2,000,000	2,114,600
Lincoln Finance Ltd.
6.88% due 04/15/21[1]	1,750,000 EUR	2,010,081
FBM Finance, Inc.
8.25% due 08/15/21[1,7]	1,600,000	1,712,320
Majid AL Futtaim Holding
7.13%[4]	1,500,000	1,585,305
Garfunkelux Holding Co. 3 S.A.
8.50% due 11/01/22[1]	1,200,000 GBP	1,563,343

	Face
	Amount~	Value
CORPORATE BONDS†† - 75.9% (continued)
Financial - 11.3% (continued)
GEO Group, Inc.
6.00% due 04/15/26[1]	775,000	$806,775
5.88% due 10/15/24[1]	350,000	360,500
5.88% due 01/15/22[1]	250,000	260,313
NewStar Financial, Inc.
7.25% due 05/01/20[1]	1,125,000	1,153,125
Prosight Global Inc.
7.50% due 11/26/20†††,1	650,000	682,527
HUB International Ltd.
9.25% due 02/15/21[1,7]	600,000	622,500
Greystar Real Estate Partners LLC
8.25% due 12/01/22[1,7]	450,000	490,500
Cabot Financial Luxembourg S.A.
7.50% due 10/01/23[1]	350,000 GBP	447,625
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[1,7]	200,000	201,500
Lock AS
7.00% due 08/15/21[1]	50,000 EUR	56,150
Total Financial		17,512,163
Consumer, Non-cyclical - 9.2%
Vector Group Ltd.
6.13% due 02/01/25[7]	2,850,000	2,935,499
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[1,7]	2,651,000	2,734,506
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[1,7]	1,950,000	1,942,688
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[1,7]	1,400,000	1,403,500
Bumble Bee Holdco SCA
9.63% due 03/15/18[1,6,7]	1,105,000	1,080,138
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[1,7]	1,000,000	1,077,500
Halyard Health, Inc.
6.25% due 10/15/22[1]	925,000	957,375
Post Holdings, Inc.
5.75% due 03/01/27[1,7]	900,000	910,692
Tenet Healthcare Corp.
7.50% due 01/01/22[7]	600,000	649,500

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 75.9% (continued)
Consumer, Non-cyclical - 9.2% (continued)
Nielsen Company Luxembourg SARL
5.00% due 02/01/25[1,7]	575,000	$579,313
Total Consumer, Non-cyclical		14,270,711
Consumer, Cyclical - 7.0%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21[1]	1,750,000	1,710,625
6.75% due 01/15/22[1]	1,365,000	1,324,050
6.75% due 06/15/23[1]	850,000	824,500
WMG Acquisition Corp.
6.75% due 04/15/22[7]	1,550,000	1,631,530
Nathan's Famous, Inc.
10.00% due 03/15/20[1,7]	1,300,000	1,407,250
NPC International Incorporated / NPC Quality Burgers Inc / NPC Operating Company B Inc
10.50% due 01/15/20[1]	1,120,000	1,153,600
L Brands, Inc.
6.75% due 07/01/36[1]	650,000	624,864
7.60% due 07/15/37[1]	250,000	250,000
6.88% due 11/01/35[1]	175,000	168,219
TVL Finance PLC
8.50% due 05/15/23	500,000 GBP	683,983
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	650,000	651,625
Carrols Restaurant Group, Inc.
8.00% due 05/01/22[1]	400,000	430,800
Total Consumer, Cyclical		10,861,046
Industrial - 5.3%
LMI Aerospace, Inc.
7.38% due 07/15/19[1]	2,628,000	2,677,275
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[7]	2,100,000	2,236,500
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22[1]	1,000,000	1,120,000
Grinding Media Incorporated / MC Grinding Media Canada Inc
7.38% due 12/15/23[1,7]	850,000	909,500
Ardagh Packaging Finance PLC
6.75% due 05/15/24[1]	600,000 EUR	705,825
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,1,7	403,785	404,140
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[1,7]	225,000	245,250
Total Industrial		8,298,490
Technology - 5.2%
Epicor Software
9.25% due 06/21/23†††,1,2	3,000,000	2,931,000

	Face
	Amount~	Value
CORPORATE BONDS†† - 75.9% (continued)
Technology - 5.2% (continued)
Infor US, Inc.
6.50% due 05/15/22[1]	2,650,000	$2,756,000
Micron Technology, Inc.
7.50% due 09/15/23[1,7]	1,375,000	1,533,125
5.25% due 08/01/23[1,7]	925,000	933,094
Total Technology		8,153,219
Utilities - 3.9%
Terraform Global Operating LLC
9.75% due 08/15/22[7]	3,545,000	3,970,400
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[1,7]	1,300,000	1,352,000
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.75% due 05/20/27[1]	750,000	753,750
Total Utilities		6,076,150
Basic Materials - 3.2%
Eldorado Gold Corp.
6.13% due 12/15/20[1,7]	1,900,000	1,952,250
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[1,7]	1,000,000	1,097,500
GCP Applied Technologies, Inc.
9.50% due 02/01/23[1,7]	875,000	992,950
Constellium N.V.
7.88% due 04/01/21[1,7]	750,000	811,951
Mirabela Nickel Ltd.
2.38% due 06/24/19[1]	1,279,819	89,587
1.00% due 09/10/44†††,1,2	25,570	–
New Day Aluminum
10.00% due 10/28/20†††,1,2	5,946	5,054
Total Basic Materials		4,949,292
Diversified - 2.0%
HRG Group, Inc.
7.88% due 07/15/19[1]	3,000,000	3,116,250
Total Corporate Bonds
(Cost $115,287,257)		118,129,420
SENIOR FLOATING RATE INTERESTS††,3 - 40.9%
Technology - 8.5%
Advanced Computer Software
10.56% due 01/31/23	2,250,000	2,023,133
6.56% due 03/18/22	882,000	844,515
TIBCO Software, Inc.
5.50% due 12/04/20	2,646,000	2,684,856
Project Alpha Intermediate Holding, Inc.
9.25% due 08/22/22†††,2	2,493,750	2,449,705
Planview, Inc.
10.75% due 07/27/23	2,000,000	1,970,000
Sparta Holding Corp.
6.50% due 07/28/20†††,2	1,719,102	1,709,330

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 40.9% (continued)
Technology - 8.5% (continued)
Aspect Software, Inc.
11.28% due 05/25/20	1,296,159	$1,271,856
4.84% due 05/25/18†††,2	302,500	296,893
Total Technology		13,250,288
Consumer, Non-cyclical - 7.4%
Reddy Ice Holdings, Inc.
10.75% due 10/01/19	4,000,000	3,495,000
6.75% due 05/01/19	299,223	294,734
CTI Foods Holding Co. LLC
8.25% due 06/28/21	3,430,000	3,087,000
IHC Holding Corp.
7.00% due 04/30/21†††,2	1,231,250	1,218,421
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	1,102,743	1,101,364
Hanger, Inc.
11.50% due 08/01/19	925,000	931,938
Change Healthcare Holdings, Inc.
3.75% due 02/03/24	600,000	602,502
Pelican Products, Inc.
9.25% due 04/08/21	550,000	537,625
Targus Group International, Inc.
15.00% due 12/31/19†††,2	152,809	213,673
American Seafoods Group LLC / American Seafoods Finance, Inc.
1.83% due 08/19/21†††,2	82,500	73,344
Total Consumer, Non-cyclical		11,555,601
Consumer, Cyclical - 7.3%
ABRA Auto Body
8.50% due 09/19/22	2,350,000	2,350,000
Accuride Corp.
8.00% due 11/17/23	2,000,000	1,977,500
Sears Holdings Corp.
5.50% due 06/30/18	1,954,545	1,933,788
Sky Bet Cyan Blue HoldCo
4.81% due 02/25/22	1,500,000 GBP	1,883,986
BC Equity Ventures LLC
7.50% due 08/31/22	1,641,750	1,655,426
Acosta, Inc.
3.25% due 09/26/19†††,2	666,667	621,002
Blue Nile, Inc.
7.50% due 01/20/23	475,000	463,125
Advantage Sales & Marketing LLC
2.04% due 07/25/19†††,2	247,500	232,164
CH Holding Corp.
8.25% due 02/03/25	200,000	203,500
Total Consumer, Cyclical		11,320,491
Industrial - 6.9%
Ursa Insulation B.V.
25.00% due 04/26/21†††,2	1,621,819 EUR	1,795,955
7.75% due 04/26/20†††,2	1,511,071 EUR	1,600,881
Doncasters Group Ltd.
9.50% due 10/09/20	1,351,724	1,301,034
Bioplan USA, Inc.
5.75% due 09/23/21	960,227	933,023

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 40.9% (continued)
Industrial - 6.9% (continued)
HBC Hardware Holdings
6.75% due 03/30/20†††	877,500	$859,950
Ranpak
8.25% due 10/03/22	900,000	855,000
National Technical
7.25% due 06/12/21†††,2	859,420	837,935
SRS Distribution, Inc.
9.75% due 02/24/23	810,000	836,325
Advanced Integration Technology LP
6.50% due 07/22/21	648,375	649,996
NaNa Development Corp.
8.00% due 03/15/18	578,431	563,970
Promac PG Borrower LLC
9.56% due 11/18/24	250,000	253,750
Omnitracs, Inc.
8.75% due 05/25/21	150,000	150,500
Wencor Group
0.85% due 06/19/19†††,2	15,385	14,555
Total Industrial		10,652,874
Energy - 4.5%
Invenergy Thermal
6.50% due 10/19/22	2,416,187	2,319,539
Cactus Wellhead
7.00% due 07/31/20	1,726,435	1,649,609
Gavilan Resources LLC
7.00% due 02/26/24	1,500,000	1,485,000
MRP Generation Holding
8.00% due 10/18/22	748,125	749,060
Exgen Texas Power LLC
5.75% due 09/18/21	1,036,913	735,172
Total Energy		6,938,380
Communications - 3.6%
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23	2,293,841	2,165,179
Anaren, Inc.
9.25% due 08/18/21	2,200,000	2,142,250
Ziggo Secured Finance BV
2.50% due 04/15/25	650,000	651,859
Proquest LLC
10.00% due 12/15/22	656,200	635,694
Total Communications		5,594,982
Utilities - 2.3%
Panda Temple II Power
7.25% due 04/03/19	2,970,000	2,720,030
Lone Star Energy
5.30% due 02/22/21	497,439	478,785
Stonewall (Green Energy)
6.50% due 11/15/21	450,000	442,125
Total Utilities		3,640,940
Financial - 0.3%
Integro Parent, Inc.
6.78% due 10/28/22	544,657	541,933

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 40.9% (continued)
Transportation - 0.1%
Ceva Group Plc (United Kingdom)
2.43% due 03/19/19	190,000	$165,273
Total Senior Floating Rate Interests
(Cost $66,022,933)		63,660,762
ASSET BACKED SECURITIES†† - 14.8%
Collateralized Loan Obligations - 11.0%
Newstar Commercial Loan Funding LLC
2013-1A, 6.16% due 09/20/23[1,3,7]	1,500,000	1,500,000
THL Credit Wind River 2014-1 CLO Ltd.
2014-1A, 5.97% due 04/18/26[1,3,7]	1,500,000	1,410,391
CIFC Funding Ltd.
2014-1A, 5.52% due 04/18/25[1,3,7]	1,340,000	1,239,656
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 5.77% due 10/22/26[1,3,7]	1,000,000	975,704
Betony CLO Ltd.
2015-1A, 6.37% due 04/15/27[1,3,7]	1,000,000	935,990
Eaton Vance CLO Ltd.
2014-1A, 6.05% due 07/15/26[1,3,7]	1,000,000	926,447
Denali Capital CLO X Ltd.
2013-1A, 6.78% due 04/28/25[1,3,7]	1,000,000	922,312
OZLM XI Ltd.
2015-11A, 7.19% due 01/30/27[1,3,7]	1,000,000	854,458
Ares Enhanced Loan Investment Strategy IR Ltd.
2013-IRAR, 6.04% due 07/23/25[1,3,7]	830,000	809,581
NewStar Arlington Senior Loan Program LLC
2014-1A, 5.29% due 07/25/25[1,3,7]	750,000	717,795
Saranac CLO III Ltd.
2014-3A, 6.15% due 06/22/25[3,7]	750,000	696,931
Babson CLO Ltd.
2012-2A, 0.00% due 05/15/23[1,7,11]	1,000,000	584,498
Cerberus Onshore II CLO-2 LLC
2014-1A, 5.03% due 10/15/23[1,3,7]	500,000	494,967
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.95% due 10/10/26[1,3,7]	500,000	493,189

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 14.8% (continued)
Collateralized Loan Obligations - 11.0% (continued)
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 5.91% due 10/15/26[1,3,7]	500,000	$492,471
Dryden 41 Senior Loan Fund
2015-41A, 0.00% due 01/15/28[1,7,11]	600,000	475,848
Jamestown CLO VI Ltd.
2015-6A, 5.80% due 02/20/27[1,3,7]	500,000	473,958
Saranac CLO II Ltd.
2014-2A, 6.20% due 02/20/25[3,7]	500,000	466,129
WhiteHorse VII Ltd.
2013-1A, 5.85% due 11/24/25[3,7]	500,000	464,946
Adams Mill CLO Ltd.
2014-1A, 6.02% due 07/15/26[1,3,7]	500,000	464,214
ACAS CLO Ltd.
2014-1A, 6.92% due 07/18/26[1,3,7]	500,000	459,346
Treman Park CLO Ltd.
2015-1A, 0.00% due 04/20/27[1,7,11]	500,000	434,006
KVK CLO Ltd.
2014-2A, 5.77% due 07/15/26[1,3,7]	500,000	433,294
Voya CLO 2015-3 Ltd.
2015-3A, 7.53% due 10/20/27[3,7]	250,000	219,397
Shackleton CLO
2014-6A, 6.77% due 07/17/26[3,7]	250,000	206,604
Total Collateralized Loan Obligations		17,152,132
Transportation - 2.5%
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[1,7,9]	1,113,700	1,113,701
Apollo Aviation Securitization Equity Trust
2014-1, 7.50% due 12/15/29[3]	766,154	761,557
2016-2, 7.87% due 11/15/41	475,000	476,113
2016-1A, 9.20% due 03/17/36[1,7,9]	408,350	412,434
Rise Ltd.
2014-1AB, 6.50% due 02/12/39†††	362,275	358,583

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 14.8% (continued)
Transportation - 2.5% (continued)
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[1,10]	297,259	$277,491
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/29	220,516	220,185
AASET
2014-1 C, 10.00% due 12/15/29	174,576	174,785
Total Transportation		3,794,849
Collateralized Debt Obligations - 1.0%
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/30[1,7]	1,000,000	1,002,408

	Face	Value
	Amount~
ASSET BACKED SECURITIES†† - 14.8% (continued)
Collateralized Debt Obligations - 1.0% (continued)
FDF I Ltd.
2015-1A, 6.88% due 11/12/30[1,7]	500,000	$500,428
Total Collateralized Debt Obligations		1,502,836
Financial - 0.3%
NCBJ 2015-1 A
5.88% due 07/08/22†††,1,2	500,000	500,000
Total Asset Backed Securities
(Cost $21,583,586)		22,949,817
MORTGAGE BACKED SECURITIES†† - 0.8%
Collateralized Mortgage Backed Securities - 0.8%
GS Mortgage Securities Corporation Trust
2016-ICE2, 9.27% due 02/15/33[1,3,7]	1,200,000	1,248,017
Total Mortgage Backed Securities
(Cost $1,200,000)		1,248,017
Total Investments - 141.2%
(Cost $221,289,761)		$219,646,852
Other Assets & Liabilities, net - (41.2)%		(64,091,293)
Total Net Assets - 100.0%		$155,555,559

~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1
All or a portion of these securities have been physically segregated or earmarked in connection with borrowings, reverse repurchase agreements and unfunded loan commitments. As of February 28, 2017, the total market value of segregated or earmarked securities segregated was $127,439,249.

2	Security was fair valued by the Valuation Committee at February 28, 2017. The total market value of fair valued securities amounts to $16,998,701 (cost $19,662,846), or 10.9% of total net assets.
3	Variable rate security. Rate indicated is rate effective at February 28, 2017.
4	Perpetual maturity.
5	Rate indicated is the 7-day yield as of February 28, 2017.
6	Security is a pay-in-kind bond.
7
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $85,533,404 (cost $81,945,112), or 55.0% of total net assets.

8	Security is in default of interest and/or principal obligations.
9	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
10
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees.  The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $372,393 (cost $1,076,148), or 0.24% of total net assets — See Note 4.

11	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

Other Information (unaudited)

B.V.	Limited Liability Company
CLO	Collateralized Loan Obligation
EUR	Euro
GBP	Great Britain Pound
LLC	Limited Liability Company
N.V.	Publicly Traded Company
plc	Public Limited Company
S.A.	Corporation

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Common Stocks	$1,681,459	$—		$1,377,689	$3,059,148
Preferred Stocks	5,336,933	—		—	5,336,933
Warrants	—	57,274		—	57,274
Exchange-Traded Funds	2,419,300	—		—	2,419,300
Short Term Investments	2,786,181	—		—	2,786,181
Corporate Bonds	—	112,985,599		5,143,821	118,129,420
Senior Floating Rate Interests	—	51,736,954		11,923,808	63,660,762
Asset Backed Securities	—	22,091,234		858,583	22,949,817
Mortgage Backed Securities	—	1,248,017		—	1,248,017
Forward Foreign Currency Exchange Contracts	—	85,645	*	—	85,645
Total Assets	$12,223,873	$188,204,723		$19,303,901	$219,732,497

Liabilities:
Unfunded Commitments	$—	$697,472		$—	$697,472
Total Liabilities	$—	$697,472		$—	$697,472

Other Information (unaudited)

*Represents the unrealized gain/loss at period end.

If not referenced in the table, please refer to the Schedule of Investments for a breakdown of investment type by industry category.

The following is a summary of the significant unobservable input used in the fair valuation of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

	Ending Balance	Valuation	Unobservable	Input
Category	at 2/28/2017	Technique	Inputs	Range
Asset Backed Securities	$ 358,583	Option adjusted spread off the month end broker quote over the 3 month LIBOR	Indicative Quote	-
Asset Backed Securities	500,000	Option adjusted spread	Indicative Quote for Comparable Security	-
Corporate Bonds	1,086,667	Option adjusted spread off the month end broker quote over the 3 month LIBOR	Indicative Quote	-
Corporate Bonds	4,052,100	Model Price	Market Comparable Yields	8.6% - 12.7%
Corporate Bonds	5,054	Model Price	Liquidation Value	-
Common Stocks	1,320,914	Enterprise Value	Valuation Multiple*	6.7x -13.0x
Common Stocks	56,404	Model Price	Purchase Price	-
Common Stocks	371	Model Price	Liquidation Value	-
Senior Floating Rate Interests	859,950	Option adjusted spread off the month end broker quote over the 3 month LIBOR	Indicative Quote	-
Senior Floating Rate Interests	5,616,732	Enterprise Value	Valuation Multiple*	6.7x - 13.0x
Senior Floating Rate Interests	3,390,770	Model Price	Purchase Price	-
Senior Floating Rate Interests	2,056,356	Model Price	Market Comparable Yields	5.5% - 6.0%

Significant changes in an indicative quote or valuation multiple would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of February 28, 2017, the Fund had securities with a total value of $264,372 transferred from Level 3 to Level 2 due to availability of market price information at the period end.

As of February 28, 2017, the Fund had a security with a total value of $14,555 transferred from Level 2 to Level 3 due to lack of availability of market price information at the period end.

Other Information (unaudited)

Summary of Fair Value of Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2017:

	Senior Floating	Asset‐Backed	Corporate	Common
	Rate Interests	Securities	Bonds	Stocks	Total
Assets:
Beginning Balance	$11,180,172	$1,351,858	$5,956,415	$1,484,363	$19,972,808
Purchases	5,180,404	‐	‐	145,276	5,325,680
Corporate Actions	‐	‐	(380,626)	‐	(380,626)
Paydowns Received	(1,830,871)	(187,576)	(449,678)	‐	(2,468,125)
Payment‐in‐kind Distributions
Received	224,457	‐	16,202	‐	240,659
Realized Gain/ (Loss)	(14,994)	‐	‐	(6)	(15,000)
Total change in unrealized gains
or (losses) included in earnings	(86,276)	(130,389)	53,989	(251,944)	(414,620)
Accrued discounts/(premiums)	(202,141)	(525)	37,106	‐	(165,560)
Sales	(2,541,498)	‐	‐	‐	(2,541,498)
Transfers into Level 3	14,555	‐	‐	‐	14,555
Transfers out of Level 3	‐	(174,785)	(89,587)	‐	(264,372)
Ending Balance	$11,923,808	$858,583	$5,143,821	$1,377,689	$19,303,901
Net change in unrealized
appreciation (depreciation) for
investments in securities still
held at February 28, 2017	$(80,567)	$(132,969)	$309,715	$(251,944)	$(155,765)

Other Information (unaudited)

As of February 28, 2017, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Maturity Date	Face Amount	Value
Acosta, Inc.	09/26/2019	$1,333,333	$91,331
Advantage Sales and Marketing	07/21/2019	652,500	40,334
American Seafood	08/04/2021	380,000	42,351
American Stock Transfer	06/11/2018	400,000	13,906
Aspect Software	05/25/2018	247,500	-
BBB Industries, LLC	10/17/2019	1,100,000	81,539
Ceva Group PLC	03/19/2019	310,000	40,343
Eyemart Express	12/16/2019	1,000,000	67,936
Hillman Group, Inc.	06/13/2019	900,000	45,697
IntraWest Holdings, S.A.R.	12/10/2018	1,100,000	15,620
Learning Care Group	05/05/2021	500,000	36,487
National Technical	06/11/2021	160,588	1,222
PowerSchool, Inc.	07/29/2021	750,003	78,287
ProMach Group, Inc.	10/22/2019	650,000	41,423
Signode Industrial Group	05/01/2019	1,400,000	75,685
Targus Group International	05/24/2016	383,723	-
Wencor Group	06/19/2019	469,231	25,311
		$11,736,878	$697,472

As of February 28, 2017, the following forward foreign currency exchange contracts were outstanding:

Contracts to Sell		Counterparty	Settlement Date	Settlement Value	2/28/2017	Net Unrealized Appreciation
EUR	5,833,000
for USD	6,221,921	The Bank of New York Mellon	3/13/2017	6,221,921	6,183,573	$38,348
GBP	4,705,000
for USD	5,887,202	The Bank of New York Mellon	3/13/2017	5,887,202	5,840,422	46,780
GBP	52,000
for USD	65,066	The Bank of New York Mellon	3/13/2017	65,066	64,549	517
Total unrealized appreciation for forward foreign currency exchange contracts						$85,645

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Credit Allocation Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and asked prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
As of February 28, 2017 the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$221,431,451	$9,148,071	($10,932,670)	($1,784,599)
The net tax unrealized appreciation on unfunded commitments is $605,985.

4.	Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Schahin II Finance CO SPV Ltd 5.88% due 09/25/22	01/18/14	$783,911	$94,902
Turbine Engines Securitization Ltd, 2013-1A, 6.38% due 12/13/48	12/12/13	292,237	277,491
		$1,076,148	$372,393

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Credit Allocation Fund

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:       May 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:      May 1, 2017

By:          /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:       May 1, 2017